Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Reportable Segments

	For the year ended December 31,
In millions	2013	2012	2011
Net sales:
Solar Energy	$1,096.1	$1,602.5	$1,664.2
Semiconductor Materials	911.5	927.4	1,051.3
Consolidated net sales	$2,007.6	$2,529.9	$2,715.5
Operating (loss) income:
Solar Energy	$(285.5)	$(63.5)	$(616.6)
Semiconductor Materials	(28.1)	120.7	(683.9)
Consolidated operating (loss) income	$(313.6)	$57.2	$(1,300.5)
Interest expense:
Solar Energy	$188.4	$134.3	$71.3
Semiconductor Materials	0.8	1.0	5.9
Consolidated interest expense	$189.2	$135.3	$77.2
Depreciation and amortization:
Solar Energy	$148.7	$128.2	$82.8
Semiconductor Materials	119.6	118.7	144.3
Consolidated depreciation and amortization	$268.3	$246.9	$227.1
Capital expenditures:
Solar Energy(1)	$497.4	$390.7	$863.5
Semiconductor Materials	101.0	95.2	187.1
Consolidated capital expenditures	$598.4	$485.9	$1,050.6
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(1)	Consists primarily of construction of solar energy systems of $465.3 million, $346.9 million and $598.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas	et Sales to Customers

	For the Year Ended December 31,
	2013	2012	2011
In millions
United States	$475.1	$735.3	$447.5
Foreign	1,532.5	1,794.6	2,268.0
Total	$2,007.6	$2,529.9	$2,715.5

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
oreign revenues were derived from sales to the following countries:

	For the Year Ended December 31,
	2013	2012	2011
In millions
Taiwan	$472.5	$408.4	$530.0
Canada	279.1	248.6	104.9
Korea	220.3	198.8	237.1
China	77.7	82.8	598.8
Italy	71.3	234.2	375.6
Spain	9.6	175.8	42.3
Other foreign countries	402.0	446.0	379.3
Total	$1,532.5	$1,794.6	$2,268.0

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
roperty, plant and equipment, net of accumulated depreciation

	As of December 31,
	2013	2012
In millions
United States	$1,811.3	$1,510.0
Malaysia	262.4	202.5
Taiwan	208.9	231.7
Italy	197.7	215.9
Chile	167.8	—
Korea	132.7	141.1
Japan	90.9	120.9
Other foreign countries	251.2	250.9
Total	$3,122.9	$2,673.0